Income Tax (Details) - Schedule of income tax (tax benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax (Tax Benefit) [Abstract]
Current taxes	$ 75,407	$ 52,956	$ 23,015
Deferred taxes	(20,172)	(10,342)	8,254
Total	$ 55,235	$ 42,614	$ 31,269